Commitments and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Co-investment commitments	$ 4.0	$ 5.7
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Co-investment commitments	4.0	5.7
Later than one year
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Co-investment commitments	1.9	0.4
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Co-investment commitments	$ 1.9	$ 0.4